Share Repurchase Programs (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Summary of Annual Stock Repurchased
The table below summarizes annual share repurchase activity under these plans (in millions, except per share amounts):

			Total cost of shares
			purchased as part of
	Total number of	Average price	publicly announced
Year ended	shares purchased	paid per share	plans or programs
December 31, 2017	1	$93.24	$105
December 31, 2016	—	$—	$—
December 31, 2015	5	$66.10	$300